Stock-based Compensation - Summary of Restricted Stock and Restricted Stock Units Outstanding and Related Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Parent Company [Member]
Shares:
Granted	343
Weighted Average Grant Date Fair Value (in dollars per share):
Granted	$ 2,300,000
Exercised / Released	$ 30,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 3.2
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	$ 6.5
Parent Company [Member] | Time Based Restricted Stock Units [Member]
Shares:
Granted	25
Weighted Average Grant Date Fair Value (in dollars per share):
Granted	$ 15.71
Exercised / Released	$ 400,000
Parent Company [Member] | Employee Stock Option
Shares:
Restricted award expected to vest	3,976
Weighted Average Grant Date Fair Value (in dollars per share):
Exercised / Released	$ 1,900,000
Restricted award expected to vest	$ 3.88
Parent Company [Member] | Restricted stock awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Period Increase (Decrease)		1,975
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Period Increase (Decrease)	143
Shares:
Exercised / Released	(1,857)
Weighted Average Grant Date Fair Value (in dollars per share):
Exercised / Released	$ 12.73
Restricted award expected to vest	$ 13.36	$ 12.74
Parent Company [Member] | Restricted Stock Units (RSUs) [Member]
Shares:
Nonvested awards at beginning of period	42
Granted	0
Exercised / Released	(42)
Forfeited	0
Nonvested awards at end of period		42
Weighted Average Grant Date Fair Value (in dollars per share):
Nonvested awards at beginning of period (in dollars per share)	$ 12.33
Granted	0.00
Exercised / Released	12.33
Forfeited	$ 0.00
Nonvested awards at end of period (in dollars per share)		$ 12.33
Stock Issued During Period, Shares, Restricted Stock Award, Gross	0
Spectrum Brands [Member]
Weighted Average Grant Date Fair Value (in dollars per share):
Granted	$ 39,400,000
Exercised / Released	$ 49,100,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross	296
Spectrum Brands [Member] | Time Based Restricted Stock Units [Member]
Shares:
Granted	0
Weighted Average Grant Date Fair Value (in dollars per share):
Granted	$ 0.00
Exercised / Released	0
Spectrum Brands [Member] | Performance-based and Time-based Shares
Weighted Average Grant Date Fair Value (in dollars per share):
Granted	$ 122.39
Stock Issued During Period, Shares, Restricted Stock Award, Gross	401
Spectrum Brands [Member] | Employee Stock Option
Weighted Average Grant Date Fair Value (in dollars per share):
Exercised / Released	$ 0
Spectrum Brands [Member] | Restricted stock awards
Weighted Average Grant Date Fair Value (in dollars per share):
Granted	$ 133.05
Spectrum Brands [Member] | Restricted Stock Units (RSUs) [Member]
Shares:
Nonvested awards at beginning of period	577
Granted	697
Exercised / Released	(501)
Forfeited	(12)
Nonvested awards at end of period	761	577
Weighted Average Grant Date Fair Value (in dollars per share):
Nonvested awards at beginning of period (in dollars per share)	$ 94.97
Granted	127.00
Exercised / Released	109.03
Forfeited	118.89
Nonvested awards at end of period (in dollars per share)		$ 94.97
Restricted award expected to vest	$ 114.67
Stock Issued During Period, Shares, Restricted Stock Award, Gross	296
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 88.5
Share-based Compensation Award, Tranche One [Member] | Spectrum Brands [Member]
Weighted Average Grant Date Fair Value (in dollars per share):
Exercised / Released	$ 100,000
Share-based Compensation Award, Tranche One [Member] | Spectrum Brands [Member] | Performance-based and Time-based Shares
Weighted Average Grant Date Fair Value (in dollars per share):
Stock Issued During Period, Shares, Restricted Stock Award, Gross	1
Share-based Compensation Award, Tranche One [Member] | Spectrum Brands [Member] | Restricted stock awards
Weighted Average Grant Date Fair Value (in dollars per share):
Granted	$ 137.54
Share-based Compensation Award, Tranche Two [Member] | Spectrum Brands [Member]
Weighted Average Grant Date Fair Value (in dollars per share):
Exercised / Released	$ 13,000,000
Share-based Compensation Award, Tranche Two [Member] | Spectrum Brands [Member] | Performance-based and Time-based Shares
Weighted Average Grant Date Fair Value (in dollars per share):
Stock Issued During Period, Shares, Restricted Stock Award, Gross	106
Share-based Compensation Award, Tranche Two [Member] | Spectrum Brands [Member] | Restricted stock awards
Weighted Average Grant Date Fair Value (in dollars per share):
Granted	$ 122.65
Share-based Compensation Award, Tranche Three [Member] | Spectrum Brands [Member]
Weighted Average Grant Date Fair Value (in dollars per share):
Exercised / Released	$ 36,000,000
Share-based Compensation Award, Tranche Three [Member] | Spectrum Brands [Member] | Performance-based and Time-based Shares
Weighted Average Grant Date Fair Value (in dollars per share):
Stock Issued During Period, Shares, Restricted Stock Award, Gross	294
Share-based Compensation Award, Tranche Three [Member] | Spectrum Brands [Member] | Restricted stock awards
Weighted Average Grant Date Fair Value (in dollars per share):
Granted	$ 122.43